RELATED PARTIES - Narrative (Details)					1 Months Ended			12 Months Ended				20 Months Ended
	Dec. 24, 2020 USD ($)	Feb. 14, 2020 USD ($) Agreement	Feb. 06, 2018 USD ($) Agreement	May 04, 2017	Oct. 19, 2023 USD ($)	Apr. 30, 2023 USD ($)	Sep. 15, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
RELATED PARTIES:
Number of options to purchase shares approved								0	1,405
Separation Agreement
RELATED PARTIES:
Description of compensation payment						(i) five monthly payments in the gross sum of $55,000 plus VAT from May through September 2023; (ii) one monthly payment of $110,000 plus VAT in October 2023, totaling in the aggregate, $385,000 plus VAT; and (iii) other customary terms and conditions.	(i) grant Mr. Leibovitch a $2 million success bonus payable upon the Closing of the Business Combination, (ii) increase Mr. Leibovitch’s monthly fee for services provided to $100,000 per month, effective as of October 1, 2022, increase Mr. Leibovitch’s yearly bonus such that the yearly bonus shall be 2% of the incremental year-over-year growth of the shareholders’ equity in the consolidated financial statements of the Company and increase Mr. Leibovitch’s annual bonus such that the annual bonus shall be 2% of the incremental year- over-year growth of revenues in the consolidated financial statements of the Company.
Total monthly payments in gross						$ 55,000,000
Fist monthly payment						110,000,000
Aggregate total of payment						$ 385,000,000
Success bonus payable of business combination							$ 2,000
Services provided related party transactions							$ 100,000,000
Percentage of yearly bonus							2.00%
Aggregate special success bonus					$ 1,000,000
Ilan Gat Engineers Ltd | Service agreement with related parties
RELATED PARTIES:
Amount of monthly compensation									$ 110,000		$ 100,000	$ 50,000
Description of management fees				According to this agreement, as of 2018, the management fees were paid to Ilan Gat, which consists of a monthly management fee of $50 and reimbursement of other monthly expenses for the services of Yoel Gat and Simona Gat, the former President and former COO of the Company. In November 2019 the Company’s board of directors approved a retroactive update of the monthly management fee starting in January 2019 to the amount of $100 and reimbursement of other monthly expenses.In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of $110 and reimbursement of other monthly expenses and a yearly bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in Equity in the consolidated financial statements of the Company effective 2021 and Annual Bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in revenues of the Company each year effective 2021. On December 24th, 2020 and on January 4th, 2021 the board and the shareholders, respectively approved the grant of 1.3 million options to Yoel Gat and 1.3 million options to Ms. Simona Gat to purchase ordinary shares of the Company according to the 2020 Share Award Plan.
Mr. Yoel Gat | Service agreement with related parties
RELATED PARTIES:
Number of options to purchase shares approved	1,300,000
Ms. Simona Gat | Service agreement with related parties
RELATED PARTIES:
Number of options to purchase shares approved										1,300,000
Jet talk Limited (“Jet-Talk”) | Development agreements with related parties
RELATED PARTIES:
Number of development agreements | Agreement		3	3
Total consideration to provide an electronically steerable Panel Antenna Array ("PAA") and supporting modem		$ 32,000,000	$ 32,000,000